Derivative Financial Instruments	12 Months Ended
Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Derivative Financial Instruments	11. DERIVATIVE FINANCIAL INSTRUMENTS
a) Use of derivatives
The Santander UK group undertakes derivative activities primarily to provide customers with risk management solutions and to manage and hedge the Santander UK group’s own risks.
The Santander UK group’s derivative activities do not give rise to significant open positions in portfolios of derivatives. Any residual position is managed to ensure that it remains within acceptable risk levels, with matching transactions being used to achieve this where necessary. When entering into derivatives, the Santander UK group employs the same credit risk management procedures to assess and approve potential credit exposures that are used for traditional lending.
For information on how the Santander UK group is managing the transition to alternative benchmark interest rates, see ‘Managing LIBOR transition’ in the Banking market risk section of the Risk review and Note 43 Interest Rate Benchmark Reform.
b) Analysis of derivatives
The table below includes the notional amounts of transactions outstanding at the balance sheet date; they do not represent actual exposures.

						Group
	2020			2019
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	14,951	395	418	14,149	134	200
Interest rate contracts	40,160	888	542	46,564	718	315
Equity and credit contracts	1,140	123	55	2,474	283	160
Total derivatives held for trading	56,251	1,406	1,015	63,187	1,135	675
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	789	84	6	1,482	166	2
Interest rate contracts	93,748	1,225	1,885	94,550	1,022	1,488
Equity derivative contracts	—	—	—	—	—	—
	94,537	1,309	1,891	96,032	1,188	1,490
Designated as cash flow hedges:
Exchange rate contracts	27,020	1,978	409	28,502	2,023	462
Interest rate contracts	19,407	467	23	17,451	184	35
Equity derivative contracts	—	—	—	—	—	—
	46,427	2,445	432	45,953	2,207	497
Total derivatives held for hedging	140,964	3,754	2,323	141,985	3,395	1,987
Derivative netting(1)		(1,754)	(1,754)		(1,214)	(1,214)
Total derivatives	197,215	3,406	1,584	205,172	3,316	1,448
(1)    Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was £330m (2019: £222m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £651m (2019: £629m).
For information about the impact of netting arrangements on derivative assets and liabilities in the table above, see Note 41.
The reduction in the notional value of interest rate derivatives held for trading reflected the completion of a series of derivative trade compressions to reduce our gross LIBOR exposure.
The table below analyses the notional and fair values of derivatives by trading and settlement method.

	Notional
		Traded over the counter			Asset		Liability
	Traded on recognised exchanges	Settled by central counterparties	Not settled by central counterparties	Total	Traded on recognised exchanges	Traded over the counter	Traded on recognised exchanges	Traded over the counter
2020	£m	£m	£m	£m	£m	£m	£m	£m
Exchange rate contracts	—	—	42,760	42,760	—	2,457	—	833
Interest rate contracts	—	144,343	8,972	153,315	—	826	—	696
Equity and credit contracts	—	—	1,140	1,140	—	123	—	55
	—	144,343	52,872	197,215	—	3,406	—	1,584

2019
Exchange rate contracts	—	—	44,133	44,133	—	2,324	—	663
Interest rate contracts	—	131,538	27,027	158,565	—	709	—	625
Equity and credit contracts	—	—	2,474	2,474	—	283	—	160
	—	131,538	73,634	205,172	—	3,316	—	1,448

c) Analysis of derivatives designated as hedges
The Santander UK group applies hedge accounting on both a fair value and cash flow basis depending on the nature of the underlying exposure. We establish the hedge ratio by matching the notional of the derivative with the underlying position being hedged. Only the designated risk is hedged and therefore other risks, such as credit risk are managed but not hedged. For interest rate hedges, the designated hedged risk is determined with reference to the underlying benchmark rate.
Fair value hedges
Portfolio hedges of interest rate risk
Santander UK holds various portfolios of fixed rate assets and liabilities which expose it to changes in fair value due to movements in market interest rates. We manage these exposures by entering into interest rate swaps. Each portfolio contains assets or liabilities that are similar in nature and share the risk exposure that is designated as being hedged.
The interest rate risk component is the change in fair value of fixed rate instruments for changes in the designated benchmark rate. Such changes are usually the largest component of the overall change in fair value. Separate hedges are maintained for each underlying currency. Effectiveness is assessed by comparing changes in fair value of the hedged item attributable to changes in the designated benchmark interest rate, with changes in the fair value of the interest rate swaps.
Micro hedges of interest rate risk and foreign currency risk
Santander UK accesses international markets to obtain funding, issuing fixed rate debt in its functional currency and other currencies. We are therefore exposed to changes in fair value due to changes in market interest rates and/or foreign exchange rates, principally in USD and EUR, which we mitigate through the use of receive fixed/pay floating rate interest rate swaps and/or receive fixed/pay floating rate cross currency swaps.
The interest rate risk component is the change in fair value of the fixed rate debt due to changes in the benchmark LIBOR rate or risk free rate. The foreign exchange component is the change in the fair value of the fixed rate debt issuance due to changes in foreign exchange rates prevailing from the time of execution. Effectiveness is assessed by using linear regression techniques to compare changes in the fair value of the debt caused by changes in the benchmark interest rate and foreign exchange rates, with changes in the fair value of the interest rate swaps and/or cross currency swaps.
Cashflow hedges
Hedges of interest rate risk
Santander UK manages its exposure to the variability in cash flows of floating rate assets and liabilities attributable to movements in market interest rates by entering into interest rate swaps. The interest rate risk component is determined with reference to the underlying benchmark rate attributable to the floating rates asset or liability. Designated benchmark rates referenced are currently SONIA or LIBOR. Effectiveness is assessed by comparing changes in the fair value of the interest rate swap with changes in the fair value of the hedged item attributable to the hedged risk, applying a hypothetical derivative method using linear regression techniques.
Hedges of foreign currency risk
As Santander UK obtains funding in international markets, we assume significant foreign currency risk exposure, mainly in USD and EUR. In addition, the Santander UK group also holds debt securities for liquidity purposes which assumes foreign currency exposure, principally in JPY.
Santander UK manages the exposures to the variability in cash flows of foreign currency denominated assets and liabilities to movements in foreign exchange rates by entering into either foreign exchange contracts (spot, forward and swaps) or cross currency swaps. These instruments are entered into to match the cash flow profile and maturity of the estimated interest and principal repayments of the hedged item.
The foreign currency risk component is the change in cash flows of the foreign currency debt arising from changes in the relevant foreign currency forward exchange rate. Such changes constitute a significant component of the overall changes in cash flows of the instrument. Effectiveness is assessed by comparing changes in the fair value of the cross currency or foreign exchange swaps with changes in the fair value of the hedged debt attributable to the hedged risk applying a hypothetical derivative method using linear regression techniques.
LIBOR Reform
Details of the notional value of hedging instruments by benchmark interest rate impacted by IBOR reform are disclosed in Note 43.
Hedge effectiveness measurement
Hedge effectiveness is assessed by using either dollar offset or linear regression techniques to compare changes in the fair value of the hedged item attributable to changes in the designated hedged risk and the hedging instrument. For cash flow hedges, a hypothetical derivative method is used to model the cash flows of the hedged item.
Possible sources of hedge ineffectiveness
For both fair value and cash flow hedges, hedge ineffectiveness can arise from hedging derivatives with a non-zero fair value at the date of initial designation. In addition, for:
Fair value hedges
Hedge ineffectiveness can also arise due to differences in discounting between the hedged item and the hedging instrument as cash collateralised swaps discount using Overnight Indexed Swaps discount curves not applied to the hedged item; and where counterparty credit risk impacts the fair value of the derivative but not the hedged item. For portfolio hedges of interest rate risk, it can also arise due to differences in the expected and actual volume of prepayments.
Cash flow hedges
Hedge ineffectiveness can also arise due to differences in the timing of cash flows between the hedged item and the hedging instrument. For micro hedges of interest rate risk, it can also arise due to differences in the basis of cash flows between the hedged item and the hedging instrument.
Maturity profile and average price/rate of hedging instruments
The following table sets out the maturity profile and average price/rate of the hedging instruments used in the Santander UK group’s hedging strategies:

							Group
2020	Hedging Instruments	≤1 month	>1 and ≤3 months	>3 and ≤12 months	>1 and ≤5 years	>5 years	Total
Fair value hedges:
Interest rate risk	Interest rate contracts- Nominal Amount (£m)	2,429	7,617	27,791	47,749	7,889	93,475
	Average fixed interest rate - GBP	0.69%	0.65%	0.82%	0.73%	3.61%
	Average fixed interest rate - EUR	1.18%	0.23%	3.02%	0.98%	2.34%
	Average fixed interest rate - USD	1.87%	1.72%	2.89%	2.49%	4.16%
Interest rate/FX risk	Exchange rate contracts - Nominal Amount (£m)	—	—	132	461	196	789
	Interest rate contracts - Nominal Amount (£m)	—	—	—	236	37	273
	Average GBP - EUR exchange rate	—	—	1.1405	1.1700	1.1669
	Average GBP - USD exchange rate	—	—	—	—	—
	Average fixed interest rate - EUR	—	—	4.64%	1.78%	3.56%
	Average fixed interest rate - USD	—	—	—	—	—
Cash flow hedges:
Interest rate risk	Interest rate contracts – Notional amount (£m)	—	897	2,528	7,964	1,061	12,450
	Average fixed interest rate - GBP	—	0.46%	0.57%	1.45%	1.33%
FX risk	Exchange rate contracts- Nominal Amount (£m)	1,439	2,015	3,877	7,113	1,119	15,563
	Interest rate contracts- Nominal Amount (£m)	—	—	—	366	—	366
	Average GBP - JPY exchange rate	—	137.9769	135.6073	132.2714	—
	Average GBP - EUR exchange rate	—	—	—	1.1629	1.1787
	Average GBP - USD exchange rate	1.2931	1.3164	1.3231	1.3039	—
Interest rate/FX risk	Exchange rate contracts - Nominal Amount (£m)	732	—	2,583	6,550	1,592	11,457
	Interest rate contracts - Nominal Amount (£m)	732	—	882	4,062	915	6,591
	Average GBP - EUR exchange rate	—	—	1.3543	1.2525	1.1965
	Average GBP - USD exchange rate	1.4649	—	—	1.6085	1.3811
	Average fixed interest rate – GBP	2.01%	—	3.18%	2.48%	3.39%

2019
Fair value hedges:
Interest rate risk	Interest rate contracts- Nominal Amount (£m)	4,354	5,804	27,405	43,652	13,099	94,314
	Average fixed interest rate - GBP	0.77%	0.90%	0.88%	1.33%	3.00%
	Average fixed interest rate - EUR	(0.41)%	0.29%	2.21%	1.36%	2.36%
	Average fixed interest rate - USD	—	1.54%	1.99%	2.69%	4.56%
Interest rate/FX risk	Exchange rate contracts - Nominal Amount (£m)	—	755	—	317	410	1,482
	Interest rate contracts - Nominal Amount (£m)	—	—	—	18	218	236
	Average GBP - EUR exchange rate	—	—	—	1.1781	1.1603
	Average GBP - USD exchange rate	—	1.5110	—	—	—
	Average fixed interest rate - EUR	—	—	—	3.52%	2.12%
	Average fixed interest rate - USD	—	2.38%	—	—	—
Cash flow hedges:
Interest rate risk	Interest rate contracts - Nominal Amount (£m)	—	339	1,066	4,671	500	6,576
	Average fixed interest rate - GBP (%)	—	0.76%	0.82%	1.46%	0.40%	—
FX risk	Exchange rate contracts- Nominal Amount (£m)	1,187	2,119	3,758	5,217	—	12,281
	Interest rate contracts- Nominal Amount (£m)	—	—	—	755	—	755
	Average GBP - JPY exchange rate	—	145.9275	143.0857	140.8152	—
	Average GBP - EUR exchange rate	—	1.1444	1.1167	1.1526	—
	Average GBP - USD exchange rate	1.2856	1.2624	1.2925	1.2991	—
Interest rate/FX risk	Exchange rate contracts - Nominal Amount (£m)	812	—	3,367	8,009	4,033	16,221
	Interest rate contracts - Nominal Amount (£m)	—	—	3,121	4,829	2,170	10,120
	Average GBP - EUR exchange rate	1.2742	—	1.1689	1.3114	1.2090
	Average GBP - USD exchange rate	—	—	1.5357	1.5811	1.4499
	Average fixed interest rate - GBP (%)	2.49%	—	2.16%	2.87%	2.96%
Net gains or losses arising from fair value and cash flow hedges included in other operating income

			Group
	2020	2019	2018
	£m	£m	£m
Fair value hedging:
(Losses)/gains on hedging instruments	(299)	(360)	4
Gains/(losses) on hedged items attributable to hedged risks	365	414	75
Fair value hedging ineffectiveness	66	54	79
Cash flow hedging ineffectiveness	(46)	(46)	(45)
	20	8	34

Hedge ineffectiveness can be analysed by risk category as follows:

						Group
			2020			2019
	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement
	£m	£m	£m	£m	£m	£m
Fair value hedges:
Interest rate risk	(358)	385	27	(264)	284	20
Interest rate/FX risk	59	(20)	39	(96)	130	34
	(299)	365	66	(360)	414	54

									Group
					2020				2019
		Hedging Instruments				Hedging Instruments
	Income statement line item affected by reclassification	Change in FV	Recognised in OCI	Recognised in Income Statement	Reclassified from reserves to income	Change in FV	Recognised in OCI	Recognised in Income Statement	Reclassified from reserves to income
		£m	£m	£m	£m	£m	£m	£m	£m
Cash flow hedges:
Interest rate risk	Net interest income	185	(179)	6	33	34	(33)	1	13
FX risk	Net interest income/other operating income	(42)	38	(4)	2	(333)	329	(4)	(316)
Equity risk	Operating expenses	—	—	—	—	—	—	—	—
Interest rate/FX risk	Net interest income/other operating income	782	(830)	(48)	773	(604)	561	(43)	(709)
		925	(971)	(46)	808	(903)	857	(46)	(1,012)
In 2020, cash flow hedge accounting of £4m (2019: £4m) had to cease due to the hedged cash flows no longer being expected to occur.
The following table provides a reconciliation by risk category of components of equity and analysis of OCI items (before tax) resulting from hedge accounting.

		Group
	2020	2019
	£m	£m
Balance at 1 January	481	326
Effective portion of changes in fair value:
– Interest rate risk	179	33
– Foreign currency risk	(38)	(329)
– Equity risk	—	—
– Interest rate/foreign currency risk	830	(561)
	971	(857)
Income statement transfers
– Interest rate risk	(33)	(13)
– Foreign currency risk	(2)	316
– Equity risk	—	—
– Interest rate/foreign currency risk	(773)	709
	(808)	1,012
Balances at 31 December	644	481

Hedged exposures
Santander UK hedges its exposures to various risks, including interest rate risk and foreign currency risk, as set out in the following table.

										Group
					2020					2019
		Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffectiveness		Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffectiveness
	Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges		Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate risk:
Loans and advances to customers	54,118	—	1,189	892	334	43,098	—	870	630	258
Other financial assets at amortised cost	772	—	36	13	121	6,627	—	142	121	83
Reverse repos – non trading	12,149	—	1	—	3	17,121	—	(2)	—	(2)
Other financial assets at FVOCI	5,129	155	—	74	88	5,944	102	—	82	125
Deposits by customers	(7,309)	(158)	(10)	(77)	(73)	(9,944)	(85)	4	(11)	(110)
Deposits by banks	—	—	—	—	—	(517)	(16)	—	(17)	(1)
Debt securities in issue	(5,885)	(375)	(137)	(239)	(61)	(8,099)	(303)	(166)	(300)	(50)
Subordinated liabilities	(636)	(185)	(41)	(166)	(27)	(707)	(181)	(48)	(204)	(19)
Interest rate/FX risk:
Other financial assets at FVOCI	299	5	—	—	15	241	3	—	—	(4)
Debt securities in issue	(621)	(94)	—	(76)	(34)	(1,396)	(135)	—	(122)	136
Subordinated liabilities	3	3	—	3	(1)	7	7	—	7	(2)
	58,019	(649)	1,038	424	365	52,375	(608)	800	186	414

							Group
				2020			2019
		Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges	Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges
	Hedged item balance sheet line item	£m	£m	£m	£m	£m	£m
Cash flow hedges:
Interest rate risk:	Loans and advances to customers	(183)	165	1	(34)	21	(11)
	Loans and advances to banks	(2)	1	—	(2)	—	—
	Reverse repurchase agreements – non trading	(2)	1	—	—	—	—
	Deposits by banks	7	(2)	—	3	(2)	—
	Debt securities in issue	—	—	—	—	—	—
	Repurchase agreements – non trading	1	(1)	—	—	—	—
FX risk:	Other financial assets at FVOCI	40	6	—	(122)	3	—
	Not applicable – highly probable forecast transactions	33	3	—	267	2	—
	Deposits by customers	(5)	14	—	3	—	—
	Deposits by banks	—	—	—	4	—	—
	Debt securities in issue	(15)	(60)	—	177	(3)	—
	Repurchase agreements – non trading	(15)	—	—	—	—	—
Equity risk:	Other liabilities	—	—	—	—	—	(1)
Interest rate/FX risk:	Debt securities in issue/loans and advances to customers	(569)	236	(2)	630	280	20
	Deposits by customers	(132)	87	—	—	—	—
	Subordinated liabilities/loans and advances to customers	(130)	194	—	(69)	180	—
		(972)	644	(1)	857	481	8